Stock Options Outstanding, Employees Stock Option Schemes (Detail)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2008 INR	Mar. 31, 2011 Plan ''A'' Rs. 73.26 (or US$ 1.64) USD ($) Year	Mar. 31, 2011 Plan ''A'' Rs. 73.26 (or US$ 1.64) INR	Mar. 31, 2011 Plan ''B'' Rs. 71.72 to Rs. 219.74 (or US$ 1.61 to US$ 4.93) USD ($) Year	Mar. 31, 2011 Plan ''B'' Rs. 71.72 to Rs. 219.74 (or US$ 1.61 to US$ 4.93) INR	Mar. 31, 2011 Plan ''C'' Rs. 126.12 to Rs. 219.74 (or US$ 2.83 to US$ 4.93) USD ($) Year	Mar. 31, 2011 Plan ''C'' Rs. 126.12 to Rs. 219.74 (or US$ 2.83 to US$ 4.93) INR	Mar. 31, 2011 Plan ''D'' Rs. 219.74 to Rs. 340.96 (or US$ 4.93 to US$ 7.66) USD ($) Year	Mar. 31, 2011 Plan ''D'' Rs. 219.74 to Rs. 340.96 (or US$ 4.93 to US$ 7.66) INR	Mar. 31, 2011 Plan "E" Rs. 440.16 (or US$ 9.88) USD ($) Year	Mar. 31, 2011 Plan "E" Rs. 440.16 (or US$ 9.88) INR
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range							$ 1.61	71.72	$ 2.83	126.12	$ 4.93	219.74
Range of exercise price, Upper Range					$ 1.64	73.26	$ 4.93	219.74	$ 4.93	219.74	$ 7.66	340.96	$ 9.88	440.16
Number Of Shares Arising Out Of Options	91,416,000	94,811,500	83,169,000	84,689,000	34,500	34,500	7,167,000	7,167,000	9,503,500	9,503,500	41,843,500	41,843,500	32,867,500	32,867,500
Weighted Average Remaining Life					0.99	0.99	1.82	1.82	1.61	1.61	3.03	3.03	4.97	4.97
Weighted Average Exercise Price	317.60	239.83	208.29	202.72		73.26		197.70		179.34		273.47		440.16